Description of Business and Basis of Presentation (Details) - Schedule of Subsidiaries Company	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Stratum Star Limited (“Stratum Star”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Aug. 24, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
Alpine Eagle Limited (“Alpine Eagle”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Aug. 24, 2022
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	The British Virgin Islands
Principal activities	Investment holdings
J-Long Limited (“JLHK”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Dec. 13, 1985
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Provision of apparel solution services
Sun Choice Enterprises Limited (“Sun Choice”) [Member]
Schedule of Subsidiaries Company [Line Items]
Date of incorporation	Nov. 10, 2017
Percentage of effective ownership	100.00%	100.00%
Place of incorporation	Hong Kong
Principal activities	Inactive